OTHER LIABILITIES	12 Months Ended
Jun. 30, 2016
Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 11. OTHER LIABILITIES

Other liabilities as of June 30, 2016 and 2015 consisted of:

	June 30, 2016	June 30, 2015
Deposit from direct financing lessees	$9,134,946	$3,038,012
Payable to an equipment provider for initial investment in direct financing lease	407,679	467,465
Accrued payroll	42,898	41,741
Other tax payable	510,147	299,533
Other payables	3,385	220,592
	$10,099,055	$4,067,343

Payable to an equipment provider for initial investment in direct financing lease as of June 30, 2016 and 2015 represented the portion of unpaid initial investment by the lessor to the equipment provider in the direct financing lease transaction for which Jinshang Leasing acted as lease agent.